Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Short term / long term loans balances as of 30 June 2019 and 2018 are as follows:

	2019 £'000			2018 £'000
	Current	Non-Current	Total	Current	Non-Current	Total
Revolving credit facility	£—	£—	£—	£19,700	£—	£19,700
Finance lease	21	—	21	44	20	64
Total	£21	£—	£21	£19,744	£20	£19,764
Terms and conditions of outstanding loans as of 30 June 2019 and 2018 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2019 £’000	2018 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin (0.80% - 1.40%)	2020	£—	£19,700
Finance lease liabilities	3.5% - 10%	2015-2020	21	64
Total loans and borrowings			£21	£19,764